Earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net income/(loss)	€ (164,476)	€ (127,218)	€ 10,704
Weighted average shares of Class A and Class B common stock outstanding:
Basic (in shares)	344,937,000	357,551,000	357,525,000
Diluted (in shares)	344,937,000	357,551,000	367,240,000
Net income/(loss) per share:
Basic (in Euro per share)	€ (0.48)	€ (0.36)	€ 0.03
Diluted (in Euro per share)	€ (0.48)	€ (0.36)	€ 0.03